UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $      335,754
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
ABERCROMBIE & FITCH CO. CLASS A COMMON   COM            002896207  5718.16386    99222 SH       SOLE                SOLE      0    0
STOCK
ACE LIMITED CMN                          COM            H0023R105   5755.2615    92454 SH       SOLE                SOLE      0    0
AGCO CORP CMN                            COM            001084102  1433.82998    28303 SH       SOLE                SOLE      0    0
AGRIUM INC CMN                           COM            008916108    3701.929    40348 SH       SOLE                SOLE      0    0
ALLIED WORLD ASSURANCE COMPANY*          COM            H01531104  8447.49392   142118 SH       SOLE                SOLE      0    0
HOLDINGS, LTD CMN
AMEX ENERGY SELECT INDEX 'SPDR'          SBI INT-ENERGY 81369Y506  4239.07575    62111 SH       SOLE                SOLE      0    0
ANADARKO PETROLEUM CORP CMN              COM            032511107     426.496     5600 SH       SOLE                SOLE      0    0
ANHEUSER-BUSCH INBEV S.A. SPONSORED ADR  COM            03524A108   1417.5447    24830 SH       SOLE                SOLE      0    0
CMN
APPLE, INC. CMN                          COM            037833100  3328.17408    10318 SH       SOLE                SOLE      0    0
ASPEN INSURANCE HOLDINGS LTD CMN         COM            G05384105 10936.24578   382119 SH       SOLE                SOLE      0    0
BANK OF AMERICA CORP CMN                 COM            060505104   264.71896    19844 SH       SOLE                SOLE      0    0
BILL BARRETT CORPORATION CMN             COM            06846N104  3043.41435    73995 SH       SOLE                SOLE      0    0
CAPITOL FEDERAL FINANCIAL INC CMN        COM            14057J101  10258.2021   861310 SH       SOLE                SOLE      0    0
CENOVUS ENERGY INC. CMN                  COM            15135U109  1485.89448    44702 SH       SOLE                SOLE      0    0
CF INDUSTRIES HOLDINGS, INC. CMN         COM            125269100  2137.93785    15819 SH       SOLE                SOLE      0    0
CITIGROUP INC. CMN                       COM            172967101  1454.88651   307587 SH       SOLE                SOLE      0    0
COINSTAR INC CMN                         COM            19259P300   2879.5688    51020 SH       SOLE                SOLE      0    0
DELTA AIR LINES, INC. CMN                COM            247361702   3420.1314   271439 SH       SOLE                SOLE      0    0
DEVON ENERGY CORPORATION (NEW) CMN       COM            25179M103   8209.0056   104560 SH       SOLE                SOLE      0    0
DOVER CORPORATION CMN                    COM            260003108   1462.8866    25028 SH       SOLE                SOLE      0    0
EMPLOYERS HOLDINGS INC. CMN              COM            292218104  7782.55048   445226 SH       SOLE                SOLE      0    0
ENDURANCE SPECIALTY HLDGS LTD CMN        COM            G30397106   1825.2934    39620 SH       SOLE                SOLE      0    0
ENSCO PLC SPON ADR                       SPON ADR       29358Q109  2339.48526    43827 SH       SOLE                SOLE      0    0
EVEREST RE GROUP LTD CMN                 COM            G3223R108  9312.13334   109787 SH       SOLE                SOLE      0    0
GAP INC CMN                              COM            364760108  2020.87278    91277 SH       SOLE                SOLE      0    0
GUESS ?, INC. CMN                        COM            401617105   3829.6076    80930 SH       SOLE                SOLE      0    0
HAWAIIAN HOLDINGS INC CMN                COM            419879101  1684.96496   214919 SH       SOLE                SOLE      0    0
IPATH S&P 500 VIX SHORT-TERM FUTURES     IPTH S&P VIX   06740C261   746.33284    19844 SH       SOLE                SOLE      0    0
INDEX ETN                                NEW
ISHARES SILVER TRUST ETF                 ISHARES        46428Q109  1347.50682    44649 SH       SOLE                SOLE      0    0
KEY ENERGY SERVICES INC CMN              COM            492914106  2478.82954   190973 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL INC CMN CLASS A           COM            530555101 14458.14314   408653 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN  CLASS C        COM            530555309  4142.47637   122233 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL CMN   COM            53071M302  19240.6408   307555 SH       SOLE                SOLE      0    0
SERIES A TRACKING STOCK
LIBERTY MEDIA-STARZ SER A TRACKING STOCK COM            53071M708 14527.74144   218528 SH       SOLE                SOLE      0    0
MACY'S INC. CMN                          COM            55616P104   1068.3431    42227 SH       SOLE                SOLE      0    0
MADISON SQUARE GARDEN, INC. CMN CLASS A  COM            55826P100  4292.85982   166519 SH       SOLE                SOLE      0    0
MANITOWOC CO INC CMN                     COM            563571108  1486.81821   113411 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TR- GLOBAL            AGRIBUS ETF    57060U605  7969.32192   148848 SH       SOLE                SOLE      0    0
AGRIBUSINESS ETF ETF
MARKET VECTORS ETF TRUST GOLD MINERS     GOLD MINER ETF 57060U100    4763.925    77500 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MARKET VECTORS ETF TRUST JR GO CMN       COM            57060U589    1695.325    42500 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      COM            57636Q104 15199.81253    67823 SH       SOLE                SOLE      0    0
MCDERMOTT INTL CMN                       COM            580037109  4048.47437   195673     PUT  SOLE                SOLE      0    0
MONSANTO COMPANY CMN                     COM            61166W101  1460.76864    20976 SH       SOLE                SOLE      0    0
NAVISTAR INTL CORP (NEW) CMN             COM            63934E108  4309.37265    74415 SH       SOLE                SOLE      0    0
NEWMONT MINING CORPORATION CMN           COM            651639106      2457.2    40000 SH       SOLE                SOLE      0    0
NOBLE ENERGY INC CMN                     COM            655044105  2622.94368    30471 SH       SOLE                SOLE      0    0
NORDSTROM INC CMN                        COM            655664100  1471.73026    34727 SH       SOLE                SOLE      0    0
OCCIDENTAL PETROLEUM CORP CMN            COM            674599105   3241.4202    33042 SH       SOLE                SOLE      0    0
OIL SERVICE HOLDRS TRUST CMN             COM            678002106      1405.3    10000 SH       SOLE                SOLE      0    0
OIL STS INTL INC CMN                     COM            678026105  2069.08156    32284 SH       SOLE                SOLE      0    0
ORIENT-EXPRESS HOTELS LTD CMN CLASS A    COM            G67743107  1119.07551    86149 SH       SOLE                SOLE      0    0
PARTNERRE LTD BERMUDA CMN                COM            G6852T105  4130.23105    51403 SH       SOLE                SOLE      0    0
PHILIP MORRIS INTL INC CMN               COM            718172109  4416.73233    75461 SH       SOLE                SOLE      0    0


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
PHILLIPS-VAN HEUSEN CORP CMN             COM            718592108  5366.12063    85163 SH       SOLE                SOLE      0    0
PLATINUM UNDERWRITERS HLDGS CMN          COM            G7127P100   4832.0265   107450 SH       SOLE                SOLE      0    0
POTASH CORP. OF SASKATCHEWAN CMN         COM            73755L107  2850.57513    18411 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102  2994.42961   408517 SH       SOLE                SOLE      0    0
RAMBUS INC CMN                           COM            750917106   238.94016    11667 SH       SOLE                SOLE      0    0
RELIANCE STEEL & ALUMINUM CO CMN         COM            759509102   1140.8075    22325 SH       SOLE                SOLE      0    0
REPUBLIC AIRWAYS HOLDINGS, INC*. CMN     COM            760276105  7508.54856  1025758 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108   7757.2432   724976 SH       SOLE                SOLE      0    0
SEABRIGHT HLDG INC CMN                   COM            811656107  3025.34938   328129 SH       SOLE                SOLE      0    0
SOCIEDAD QUIMICA MINERAL DE CHILE S A    SPON ADR SER B 833635105  3153.68686    53983 SH       SOLE                SOLE      0    0
SPON ADR REPSTG SER B SHS
SPDR GOLD TRUST ETF                      GOLD SHS       78463V107   14589.876   105175 SH       SOLE                SOLE      0    0
SPX CORPORATION CMN                      COM            784635104  1134.97524    15876 SH       SOLE                SOLE      0    0
SUNCOR ENERGY INC. CMN                   COM            867224107  5634.29692   147148 SH       SOLE                SOLE      0    0
SUPERGEN INC CMN                         COM            868059106  1811.05404   691242 SH       SOLE                SOLE      0    0
SUPERIOR ENERGY SERVICES INC CMN         COM            868157108   357.35287    10213 SH       SOLE                SOLE      0    0
SWIFT TRANSPORTATION COMPANY CMN         COM            87074U101  4158.22392   332392 SH       SOLE                SOLE      0    0
TEVA PHARMACEUTICAL IND LTD ADS          ADR            881624209  2991.84496    57392 SH       SOLE                SOLE      0    0
TIFFANY & CO CMN                         COM            886547108  1539.75029    24727 SH       SOLE                SOLE      0    0
UNITEDHEALTH GROUP INCORPORATE*D CMN     COM            91324P102  4299.47326   119066 SH       SOLE                SOLE      0    0
URANIUM ENERGY CORP CMN                  COM            916896103   585.19144    96886 SH       SOLE                SOLE      0    0
WABASH NATIONAL CORP. CMN                COM            929566107   1519.8099   128254 SH       SOLE                SOLE      0    0
WALTER ENERGY INC CMN                    COM            93317Q105  2156.27728    16867 SH       SOLE                SOLE      0    0
WARNACO GROUP INC. CMN                   COM            934390402  5907.68932   107276 SH       SOLE                SOLE      0    0
WELLPOINT, INC. CMN                      COM            94973V107   1410.4123    24805 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS        COM NEW        974280307  2334.09366   326337 SH       SOLE                SOLE      0    0
XL GROUP PLC CMN                         COM            G98290102 11470.31578   525679 SH       SOLE                SOLE      0    0


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